Inventories (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Inventories [Abstract]
Inventories pledged as security for liabilities	₨ 1,414,738	₨ 1,302,056